American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

GROWTH FUND * ULTRA FUND * SELECT FUND * VISTA FUND * HERITAGE FUND

Supplement dated October 23, 2002 * Prospectus dated March 1, 2002
                                    (Investor Class, Advisor Class, Institutional
                                     Class and C Class)

The following replaces the information under the headings Growth, Ultra and
Select on pages 10 and 11 of the Investor Class prospectus and pages 9 and 10 of the Advisor and Institutional Class prospectuses:

    Growth

    GREGORY J. WOODHAMS

    Mr. Woodhams, Vice President and Senior Portfolio Manager, has been a member of the team that manages Growth since he joined American Century in
    September 1997 as an Investment Analyst. He was promoted to Portfolio
    Manager for the Growth team in May 1998. Before joining American Century, he served as Vice President and Director of Equity Research for Texas Commerce
    Bank, a subsidiary of Chase Manhattan Bank. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a CFA charterholder.

    E.A. PRESCOTT LEGARD

    Mr. LeGard, Vice President and Portfolio Manager, has been a member of the team that manages Growth since March 2000. Before joining American Century in March 1999, he was an Analyst for USAA Investment Management from March
    1998 to March 1999 and a Portfolio Manager for Commerce Bancshares from
    November 1993 to February 1998. He has a bachelor's degree in economics from
    DePauw University. He is a CFA charterholder.

    Ultra

    JAMES E. STOWERS III

    Mr. Stowers, Co-Chairman and Portfolio Manager, has been a member of the team that manages Ultra since 1981. He is also the Chief Investment Officer --
    U.S. Growth Equity and as such oversees the investment discipline used by the fund and nine other growth funds. He joined American Century in 1981. He has a bachelor's degree in finance from Arizona State University.

    BRUCE A. WIMBERLY

    Mr. Wimberly, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined American Century in September 1994 as an Investment Analyst. He has a bachelor of arts from
    Middlebury College and an MBA from the Kellogg Graduate School of
    Management, Northwestern University.

    JERRY SULLIVAN

    Mr. Sullivan, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since July 2001. Before joining American Century in
    February 2000, he was a Portfolio Manager with the Franklin Templeton Group from March 1998 to October 1999 and with SunAmerica in New York from
    February 1995 to March 1998. He has a bachelor's degree in political science from Columbia College and an MBA with a concentration in finance and accounting from the Columbia Graduate School of Business.

    WADE W. SLOME

    Mr. Slome, Portfolio Manager, has been a member of the team since June 1998.
    He was promoted to Portfolio Manager in July 2002. He joined American
    Century in June 1998 as an investment analyst. Prior to joining American
    Century, he attended Cornell University from 1996 to 1998, where he obtained his MBA in finance. He also holds a bachelor's degree in economics from the
    University of California, Los Angeles. He is a CFA charterholder.

                                                         Continued on next page

    Select

    JOHN R. SYKORA

    Mr. Sykora, Vice President and Senior Portfolio Manager, has been a member of the team that manages Select since September 2002. He joined American
    Century in May 1994 as an Investment Analyst and was promoted to Portfolio
    Manager in November 1997. He has a bachelor's degree in accounting and finance from Creighton University and an MBA in finance from Michigan State
    University. He is a CFA charterholder.

    TIM REYNOLDS

    Mr. Reynolds, Vice President and Portfolio Manager, has been a member of the team that manages Select since November 1999. He was promoted to
    Portfolio Manager in August 2001. He joined American Century in November
    1999 as an Investment Analyst. Prior to joining American Century, he was a
    Senior Analyst at USAA from May 1997 to November 1999. He has a bachelor of business administration-finance from Texas A&M University and a master's degree in finance from Texas Tech University. He is a CFA charterholder.

The following replaces the information under the headings Growth and Ultra on pages 9 and 10 of the C Class prospectus:

    Growth

    GREGORY J. WOODHAMS

    Mr. Woodhams, Vice President and Senior Portfolio Manager, has been a member of the team that manages Growth since he joined American Century in
    September 1997 as an Investment Analyst. He was promoted to Portfolio
    Manager for the Growth team in May 1998. Before joining American Century, he served as Vice President and Director of Equity Research for Texas Commerce
    Bank, a subsidiary of Chase Manhattan Bank. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a CFA charterholder.

    E.A. PRESCOTT LEGARD

    Mr. LeGard, Vice President and Portfolio Manager, has been a member of the team that manages Growth since March 2000. Before joining American Century in March 1999, he was an Analyst for USAA Investment Management from March
    1998 to March 1999 and a Portfolio Manager for Commerce Bancshares from
    November 1993 to February 1998. He has a bachelor's degree in economics from
    DePauw University. He is a CFA charterholder.

    Ultra

    JAMES E. STOWERS III

    Mr. Stowers, Co-Chairman and Portfolio Manager, has been a member of the team that manages Ultra since 1981. He is also the Chief Investment Officer
    -- U.S. Growth Equity and as such oversees the investment discipline used by the fund and nine other growth funds. He joined American Century in 1981. He has a bachelor's degree in finance from Arizona State University.

    BRUCE A. WIMBERLY

    Mr. Wimberly, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined American Century in September 1994 as an Investment Analyst. He has a bachelor of arts from
    Middlebury College and an MBA from the Kellogg Graduate School of
    Management, Northwestern University.

    JERRY SULLIVAN

    Mr. Sullivan, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since July 2001. Before joining American Century in February 2000, he was a Portfolio Manager with the Franklin Templeton
    Group from March 1998 to October 1999 and with SunAmerica in New York from
    February 1995 to March 1998. He has a bachelor's degree in political science from Columbia College and an MBA with a concentration in finance and accounting from the Columbia Graduate School of Business.

    WADE W. SLOME

    Mr. Slome, Portfolio Manager, has been a member of the team since June 1998.
    He was promoted to Portfolio Manager in July 2002. He joined American
    Century in June 1998 as an investment analyst. Prior to joining American
    Century, he attended Cornell University from 1996 to 1998, where he obtained his MBA in finance. He also holds a bachelor's degree in economics from the
    University of California, Los Angeles. He is a CFA charterholder.

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